Cover Page	Dec. 23, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 23, 2021
Entity Registrant Name	METROMILE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39484
Entity Tax Identification Number	84-4916134
Entity Address, Address Line One	425 Market Street #700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	888
Local Phone Number	242-5204
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819035
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MILE
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	MILEW
Security Exchange Name	NASDAQ